Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance

As described in the Compensation Discussion & Analysis (“CD&A”), Aon has a strong pay for performance philosophy that shapes how we deliver compensation to all colleagues, including the senior executives of the firm. This is evidenced by (1) the weighting of fixed vs variable compensation awarded annually, (2) the proportion of variable compensation delivered in the form of company equity instruments, and (3) the proportion of equity awards that are leveraged on performance conditions above and beyond share price.
2022 Compensation Details
Variable compensation awarded to the CEO and other NEOs (on average) represented 92% and 81%, respectively, of the total compensation awarded for 2022. To maximize shareholder alignment, 100% of their variable compensation was delivered in the form of equity, including the annual incentive for the year. Finally, 100% and 89%, respectively, of the equity compensation for the CEO and other NEOs (on average) is comprised of performance share units (“PSU”) under our Leadership Performance Program (“LPP”) that can result in a 0x – 2x payout based on performance against Adjusted EPS goals which we believe closely aligns
with shareholder value creation.

PVP Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation covering calculations and narrative of Compensation Actually Paid (“CAP”) under new SEC Pay Versus Performance (“PVP”) disclosure requirements for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1 ($)	CAP to PEO 1,2 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average CAP Paid to Non-PEO NEOs 1,2 ($)	Value of Initial Fixed $100 Investment based on: 3		Net Income ($ Millions)	Adjusted Earnings per Share Growth 4
					TSR ($)	Peer Group TSR ($)
2022	19,668,985	18,597,824	6,643,617	6,468,548	148	119	2,589	12%
2021	19,868,384	100,549,260	7,644,425	25,579,739	147	133	1,308	22%
2020	20,294,496	39,382,835	6,898,103	11,457,219	102	98	2,018	7%

1.
The principal executive officer (PEO) for each year reflected in the table is Gregory C. Case, the Company’s Chief Executive Officer. The non-PEO NEOs are Christa Davies, Eric Andersen, Lisa Stevens (for years 2021 and 2022 only), Darren Zeidel (for years 2021 and 2022 only), John Bruno (for 2020 only) and Anthony Goland (for 2020 only).

2.
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. CAP amounts reflect the Summary Compensation Table Total with exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP to PEO
2022	19,668,985	(17,497,455)	16,426,294	18,597,824
2021	19,868,384	(15,262,436)	95,943,312	100,549,260
2020	20,294,496	(15,880,566)	34,968,905	39,382,835
Average Non-PEO NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP to Non-PEO NEOs
2022	6,643,617	—	(4,729,173)	4,554,104	6,468,548
2021	7,644,425	—	(4,583,837)	22,519,151	25,579,739
2020	6,898,103	(76,821)	(4,387,596)	9,023,533	11,457,219

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth
in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2022	16,554,822	(52,980)	(83,279)	7,731	16,426,294
2021	39,121,312	38,650,509	18,164,704	6,787	95,943,312
2020	20,945,730	12,672,451	1,339,915	10,809	34,968,905
Average Non-PEO NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2022	4,599,376	(15,750)	(37,513)	7,991	4,554,104
2021	11,411,916	8,245,180	2,859,048	3,007	22,519,151
2020	5,771,045	2,890,055	357,014	5,419	9,023,533

3.
The Peer Group TSR set forth in this table utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

4.
We determined Adjusted EPS to be the most important financial performance measure used to link Company performance to CAP to our PEO and
Non-PEO
NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
1.
The principal executive officer (PEO) for each year reflected in the table is Gregory C. Case, the Company’s Chief Executive Officer. The non-PEO NEOs are Christa Davies, Eric Andersen, Lisa Stevens (for years 2021 and 2022 only), Darren Zeidel (for years 2021 and 2022 only), John Bruno (for 2020 only) and Anthony Goland (for 2020 only).

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 19,668,985	$ 19,868,384	$ 20,294,496
PEO Actually Paid Compensation Amount	$ 18,597,824	100,549,260	39,382,835
Adjustment To PEO Compensation, Footnote [Text Block]
PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP to PEO
2022	19,668,985	(17,497,455)	16,426,294	18,597,824
2021	19,868,384	(15,262,436)	95,943,312	100,549,260
2020	20,294,496	(15,880,566)	34,968,905	39,382,835
Average Non-PEO NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP to Non-PEO NEOs
2022	6,643,617	—	(4,729,173)	4,554,104	6,468,548
2021	7,644,425	—	(4,583,837)	22,519,151	25,579,739
2020	6,898,103	(76,821)	(4,387,596)	9,023,533	11,457,219

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth
in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2022	16,554,822	(52,980)	(83,279)	7,731	16,426,294
2021	39,121,312	38,650,509	18,164,704	6,787	95,943,312
2020	20,945,730	12,672,451	1,339,915	10,809	34,968,905
Average Non-PEO NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2022	4,599,376	(15,750)	(37,513)	7,991	4,554,104
2021	11,411,916	8,245,180	2,859,048	3,007	22,519,151
2020	5,771,045	2,890,055	357,014	5,419	9,023,533

Non-PEO NEO Average Total Compensation Amount	$ 6,643,617	7,644,425	6,898,103
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,468,548	25,579,739	11,457,219
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP to PEO
2022	19,668,985	(17,497,455)	16,426,294	18,597,824
2021	19,868,384	(15,262,436)	95,943,312	100,549,260
2020	20,294,496	(15,880,566)	34,968,905	39,382,835
Average Non-PEO NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP to Non-PEO NEOs
2022	6,643,617	—	(4,729,173)	4,554,104	6,468,548
2021	7,644,425	—	(4,583,837)	22,519,151	25,579,739
2020	6,898,103	(76,821)	(4,387,596)	9,023,533	11,457,219

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth
in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2022	16,554,822	(52,980)	(83,279)	7,731	16,426,294
2021	39,121,312	38,650,509	18,164,704	6,787	95,943,312
2020	20,945,730	12,672,451	1,339,915	10,809	34,968,905
Average Non-PEO NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2022	4,599,376	(15,750)	(37,513)	7,991	4,554,104
2021	11,411,916	8,245,180	2,859,048	3,007	22,519,151
2020	5,771,045	2,890,055	357,014	5,419	9,023,533

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]	Our Net Income grew 28% over the 2019-2022 period reflective of strong growth and performance on our key financial metrics, though Net Income decreased in 2021, reflecting strong revenue growth offset by expenses that were not representative of our normal business operations, followed by an increase in 2022 to a level reflecting overall strong growth from 2020. Net Income performance does not have a strong relationship with the reported CAP to our PEO and Non-PEO NEOs given the lower relative weighting of this measurement of performance as compared to the others previously discussed.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and
Non-PEO
NEOs for 2022 to Company performance. The measures in this table are not ranked.

Adjusted Earnings Per Share Growth
Adjusted Operating Income Growth

Total Shareholder Return Amount	$ 148	147	102
Peer Group Total Shareholder Return Amount	119	133	98
Net Income (Loss)	$ 2,589,000,000	$ 1,308,000,000	$ 2,018,000,000
Company Selected Measure Amount	0.12	0.22	0.07
PEO Name	Gregory C. Case
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income Growth
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (17,497,455)	$ (15,262,436)	$ (15,880,566)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,426,294	95,943,312	34,968,905
PEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,554,822	39,121,312	20,945,730
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(52,980)	38,650,509	12,672,451
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,279)	18,164,704	1,339,915
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,731	6,787	10,809
PEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,426,294	95,943,312	34,968,905
Non-PEO NEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(76,821)
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,729,173)	(4,583,837)	(4,387,596)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,554,104	22,519,151	9,023,533
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,599,376	11,411,916	5,771,045
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,750)	8,245,180	2,890,055
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,513)	2,859,048	357,014
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,991	3,007	5,419
Non-PEO NEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,554,104	$ 22,519,151	$ 9,023,533